NOTE PAYABLE (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Feb. 16, 2023	Oct. 14, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Repayments of notes					$ 40,000
Interest paid
GK Partners [Member]
Notes payable		$ 40,000
Notes interest rate		3.00%
Debt maturity date		Jun. 30, 2023
Repayments of notes	$ 40,000
Interest paid	$ 382